Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 439,396	$ 150,081	$ 127,385
Accounts receivable, net	140,298	567,523	365,845
Other receivables	282	21,378	121,990
Inventory, net	624,870	786,636	995,713
Prepaid expenses and other current assets	168,276	317,510	420,108
Assets of discontinued operations			10,896
Total current assets	1,373,122	1,843,128	2,041,937
Property and equipment, net	2,563	13,854	46,877
Patents, net	1,159,673	1,244,712	1,329,046
Other assets, net	149,579	163,711	183,258
Assets of discontinued operations – long-term	200,000	200,000	200,000
Total assets	2,884,937	3,465,405	3,801,118
Current liabilities:
Accounts payable	3,131,781	4,199,511	3,329,537
Accrued liabilities	74,957	89,730	488,956
Accrued warranty	366,128	344,990	329,680
Deferred revenue	20,000
Common stock warrant liability		0	9
Credit facility	500,000	500,000
Capital lease obligations – current portion		299	4,385
Derivative liability – embedded conversion feature	165,901	177,927
Current portion of long-term debt		129,839
Convertible notes – short-term	70,000	60,000
Liabilities of discontinued operations	912,776	967,928	1,052,819
Total current liabilities	5,241,543	6,470,224	5,205,386
Capital lease obligations, less current portion			328
Convertible notes, less current portion (net of discount)	645,198	382,084
Total liabilities	5,886,741	6,852,308	5,205,714
Commitments and contingencies (Note 17)		0	0
Stockholders’ deficit:
Common stock, $0.001 par value; 500,000,000 shares authorized; 116,339,293 and 26,924,643 shares issued and outstanding at December 31, 2013 and 2012, respectively (Note 1)	249,317	116,339	26,925
Additional paid-in capital	81,429,766	78,717,997	76,455,054
Accumulated deficit	(84,680,887)	(83,390,026)	(79,611,493)
Total stockholders’ deficit	(3,001,804)	(4,409,466)	(2,388,343)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	2,884,937	3,465,405	3,801,118
Redeemable Convertible Preferred Stock [Member] | Series C Preferred Stock [Member]
Current liabilities:
Convertible redeemable preferred stock		163,998	983,747
Redeemable Convertible Preferred Stock [Member] | Series D Preferred Stock [Member]
Current liabilities:
Convertible redeemable preferred stock		858,565
Redeemable Convertible Preferred Stock [Member] | Series B Preferred Stock [Member]
Stockholders’ deficit:
Series B convertible redeemable preferred stock, $0.001 par value; 467 and 2,243 shares issued and outstanding on December 31, 2013 and 2012, respectively		$ 146,224	$ 741,171